Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS - OPERATING ACTIVITIES:
Net loss	$ (2,347)	$ (1,970)	$ (2,029)
Adjustments for:
Depreciation and amortization	248	123	38
Interest	53	54	28
Share of loss of a joint venture	10
Non-cash finance income	(338)
Non-cash marketing expenses			96
Changes in operating assets and liabilities
Decrease (increase) in other receivables and prepaid expenses	(241)	28	(100)
Increase (decrease) in accounts payable and accruals	85	(342)	782
Net cash used in operating activities	(2,530)	(2,107)	(1,185)
CASH FLOWS – INVESTING ACTIVITIES:
Proceeds of (investments in) short-term deposits		48	(82)
Investment in a joint venture	(117)
Purchase of property and equipment	(13)	(177)	(154)
Net cash used in investing activities	(130)	(129)	(236)
CASH FLOWS - FINANCING ACTIVITIES:
Issuance of share capital, net of issuance cost (issuance cost in 2021 - $1,236, in 2019 - $979)	7,964		12,877
Proceeds of long-term loan			17
Principal elements of lease payments	(103)	(96)	(16)
Net cash (used in) provided by financing activities	7,861	(96)	12,878
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	5,201	(2,332)	11,457
CASH AND CASH EQUIVALENTS - BEGINNING OF YEAR	10,734	11,702	258
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	(1,314)	1,364	(13)
CASH AND CASH EQUIVALENTS - END OF YEAR	14,621	10,734	11,702
Non-cash Investing activities and financing
Transfer of equipment to a joint venture	(159)
Acquisition of right-of-use asset through lease liability (see Note 7)			$ 304